Property and equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and equipment

(7) Property and equipment

Property and equipment as of December 31, 2015 and 2014 consists of the following:

	December 31, 2015	December 31, 2014
Land	$910	$910
Equipment	27,391	22,137
Leasehold improvements	38,288	27,361
Buildings and improvements	5,107	5,119
Furniture & fixtures	3,030	2,309
Other	2,947	2,096
Construction in progress	1,991	5,375

	79,664	65,307
Accumulated Depreciation	(23,525)	(15,728)

Total	$56,139	$49,579

The Company recorded depreciation expense of $11,088, $9,138, and $6,171 for the years ended December 31, 2015, 2014 and 2013, respectively.